CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Share Capital		Share premium and other capital reserve		Accumulated deficit	Total equity		Non-controlling Interests	Total
Balance at Dec. 31, 2019	$ 142		$ 205,904		$ (155,902)	$ 50,144		$ 10,073	$ 60,217
Loss	0		0		(23,374)	(23,374)		(2,832)	(26,206)
Forfeiture of non-controlling interests regarding share-based compensation	0		238		0	238		(238)	0
Issuance of ordinary shares on September 2, 2020	35		9,766		0	9,801		0	9,801
Issuance of ordinary shares on November 2, 2020	23		8,834		0	8,857		0	8,857
Exercise of subsidiary options	0		(73)		0	(73)		82	9
Benefit to non-controlling interests regarding share-based compensation	0		(10)		0	(10)		10	0
Exercise of options		[1]	107		0	107		0	107
Share-based compensation	0		355		0	355		3,742	4,097
Balance at Dec. 31, 2020	200		225,121		(179,276)	46,045		10,837	56,882
Loss	0		0		(27,793)	(27,793)		(2,652)	(30,445)
Issuance of ordinary shares,net	27		29,555		0	29,582		0	29,582
Forfeiture of non-controlling interests regarding share-based compensation	0		536		0	536		(536)	0
Exercise of subsidiary options	0		(378)		0	(378)		378	0
Exercise or pre-funded warrants	6		4,359		0	4,365		0	4,365
Benefit to non-controlling interests regarding share-based compensation	0		(23)		0	(23)		23	0
Exercise of options	1		426		0	427		0	427
RSU's vested		[1]		[1]	0	0		0	0
Share-based compensation and RSUs	0		892		0	892		1,717	2,609
Balance at Dec. 31, 2021	234		260,488		(207,069)	53,653		9,767	63,420
Loss	0		0		(26,638)	(26,638)		(3,206)	(29,844)
Issuance of ordinary shares,net	1		20		0	21		0	21
Forfeiture of non-controlling interests regarding share-based compensation	0		272		0	272		(272)	0
Exercise of subsidiary options	(0)			[1]	0		[1]	0		[1]
Benefit to non-controlling interests regarding share-based compensation	0		(2)		0	(2)		2	0
Exercise of options		[1]	7		0	7		0	7
RSU's vested		[1]		[1]			[1]	0		[1]
Share-based compensation and RSUs	0		617		0	617		569	1,186
Balance at Dec. 31, 2022	$ 235		$ 261,402		$ (233,707)	$ 27,930		$ 6,860	$ 34,790

[1]	Represents an amount lower than $1